ACQUISITIONS	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(i)  During the years ended December 31, 2019, 2020 and 2021, the Group acquired three, three and three individual companies for total cash consideration of RMB54, RMB26 and RMB51, respectively. The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these hotels and companies acquired in 2019, 2020 and 2021 were immaterial to the consolidated financial statements.

(ii) On January 2, 2020, the Group completed the acquisition of 100% equity interest of Deutsche Hospitality. Deutsche Hospitality was engaged in the business of leasing, franchising, operating and managing hotels under five brands in the midscale and upscale market in Europe, the Middle East and Africa. The aggregated consideration was EUR720 million (equivalent to RMB5,624) which has been fully paid in cash as of January 2, 2020.

The total revenue and net loss of the acquiree included in the consolidated statements of comprehensive income for the year ended December 31, 2020 were RMB1,532 and RMB1,345, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2019 and 2020 assuming that the acquisition occurred as of January 1, 2019. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2019.

	Period Ended December 31,
	2019	2020
Pro forma total revenue	14,995	10,196
Pro forma net income (loss) attributable to Huazhu Group Limited	1,780	(2,204)

The Group incurred transaction cost of RMB70 for the acquisition, which was expensed in 2019. These expenses are non-recurring in nature, and were eliminated from the calculation of pro forma net income above.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	785
Property and equipment, net	586	2-25 years
Operating lease right-of-use assets	8,616	Remaining lease terms
Financing lease right-of-use assets	1,794	Shorter of estimated useful lives of the assets and the lease terms
Franchise or manachise agreements	270	Remaining contract terms
Brand names	3,873	Indefinite-life
Non-compete agreement	10	2 years
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liabilities, current	(296)
Finance lease liabilities, current	(21)
Other current liabilities	(784)
Operating lease liabilities, non-current	(8,553)
Finance lease liabilities, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	5,624

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. The goodwill generated from the DH acquisition is allocated to the reporting unit of legacy DH. None of the Goodwill is expected to be deductible for tax purposes.

(iii) On April 30,2021, the Group completed the acquisition of 100% equity interest of CitiGO hotels from Cjia Group, a related party of the Group. CitiGO brand is a light luxury and social hotel brand, which are mainly distributed in first and second-tier cities in China. The aggregated consideration was RMB783 and RMB749 was paid in cash as of December 31, 2021.

The total revenue and net loss of the acquiree included in the consolidated statements of comprehensive income for the year ended December 31, 2021 were RMB184 and RMB34, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2020 and 2021 assuming that the acquisition of CitiGO hotels occurred as of January 1, 2020. The transaction cost incurred was not material. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2020.

	Period Ended December 31,
	2020	2021
Pro forma total revenue	10,346	12,861
Pro forma net loss attributable to Huazhu Group Limited	(2,318)	(480)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	34
Property and equipment	296	5-12 years
Operating lease right-of-use assets	1,119	Remaining lease terms
Other non-current assets	33
Franchise agreement	61	Remaining contract terms
Brand names	90	Indefinite-life
Goodwill	372
Operating lease liabilities, current	(153)
Other current liabilities	(23)
Operating lease liabilities, non-current	(987)
Other noncurrent liabilities	(5)
Deferred tax liabilities	(33)
Noncontrolling interest	(21)
Total	783

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. All the acquired business has been migrated to the Group’s business. The goodwill generated from the CitiGO acquisition is allocated to the reporting unit of legacy Huazhu. None of the Goodwill is expected to be deductible for tax purposes.